Financial Assets Measured at Fair Value through Profit and Loss - Schedule of Financial Assets Measured at Fair Value Through Profit and Loss (Details) - Financial assets at fair value through profit or loss, category [Member]
	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Financial Assets Measured at Fair Value Through Profit and Loss [Line Items]
At beginning of year			RM 72,793
Disposal			(7,981)
Changes in fair value			(64,812)
Currency realignment
At end of year